Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002886
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class AAA
C000050409
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742